Equipment Installment Plan Receivables, Unamortized Imputed Discount and Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance of EIP receivables, net	$ 32,984	$ 28,467
Additions	74,385	86,167
Billings and payments	(36,243)	(33,595)
Sales of EIP receivables	(39,079)	(47,672)
Foreign currency translation	845	110
Change in allowance for doubtful accounts and imputed interest	(903)	(493)
Total EIP receivables, net	$ 31,989	$ 32,984